Capitalization (Details)	12 Months Ended
	Dec. 31, 2021 item Vote shares	Dec. 31, 2020 item shares	Apr. 30, 2021 shares
Common Stock
Class of Stock [Line Items]
Number of classes of common stock | item	4
Number of capital stock authorized | shares	82,604,627	76,182,515
Common stock, authorized | shares	54,805,360	53,662,500
Number of votes per share | Vote	1
Number of votes per share with respect to votes of one or more classes of common stock only | Vote	1
Number of members of board of directors who are entitled to be elected by holders of common stock | item	4
Number of members of board of directors elected by holders of common stock | item	2	2
Class EE-I common stock
Class of Stock [Line Items]
Number of capital stock authorized | shares			82,604,627
Common stock, conversion ratio into another class of common stock	1
Common stock, conversion ratio into shares of preferred stock	1
Class AA common stock
Class of Stock [Line Items]
Common stock, conversion ratio into another class of common stock	1		1
Maximum number of shares that may be converted | shares	600,000
Class EE-2 Common Stock
Class of Stock [Line Items]
Number of votes per share | Vote	20
Number of votes per share with respect to common stock voting together with any shares of Preferred Stock | Vote	1